[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Malaysia Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

	Shares	Value (000)
MALAYSIAN COMMON STOCKS: (98.2%) (Unless otherwise noted)
Automobiles (4.7%)
DRB-Hicom Bhd	3,432,000	$1,897
TAN Chong Motor Holdings Bhd	1,896,000	718
		2,615
Commercial Banks (20.0%)
Commerce Asset Holdings Bhd	2,446,000	2,896
Malayan Banking Bhd	2,125,500	6,153
Public Bank Bhd	1,300,390	2,173
		11,222
Construction & Engineering (6.4%)
Gamuda Bhd	1,181,000	1,570
IJM Corp. Bhd	743,000	899
Road Builder (Malaysia) Holdings Bhd	1,769,000	1,094
		3,563
Construction Materials (1.8%)
TRC Synergy Bhd	2,252,400	1,008
Diversified Financial Services (3.3%)
CIMB Bhd	1,435,500	1,866
Diversified Telecommunication Services (6.4%)
Telekom Malaysia Bhd	1,224,000	3,607
Electric Utilities (6.0%)
Tenaga Nasional Bhd	428,000	1,239
YTL Corp. Bhd	1,833,500	2,123
		3,362
Food Products (4.1%)
IOI Corp. Bhd	927,000	2,281
Hotels, Restaurants & Leisure (13.7%)
Genting Bhd	403,800	1,796
Magnum Corp. Bhd	3,268,000	2,073
Resorts World Bhd	923,700	2,431
Tanjong plc	435,000	1,396
		7,696
Industrial Conglomerates (4.3%)
Sime Darby Bhd	1,572,000	2,379
Insurance (1.5%)
MAA Holdings Bhd	607,000	823
IT Services (1.0%)
Computer Systems Advisers Bhd	718,600	575
Marine (5.2%)
Malaysia International Shipping Corp. Bhd	287,000	959
Naim Cendera Holdings Bhd	2,311,000	1,946
		2,905
Media (3.3%)
Star Publications Malaysia Bhd	1,065,000	1,822
Real Estate (8.0%)
IOI Properties Bhd	415,000	847
KLCC Property Holdings Bhd	(a)2,052,000	907
Selangor Properties Bhd	1,105,000	634
SP Setia Bhd	2,177,499	2,120
		4,508
Semiconductors & Semiconductor Equipment (4.9%)
Malaysian Pacific Industries Bhd	382,000	1,317
Unisem (Malaysia) Bhd	798,000	1,417
		2,734
Specialty Retail (0.9%)
Courts Mammoth Bhd	1,253,000	518
Tobacco (2.7%)
British American Tobacco (Malaysia) Bhd	126,000	1,533
TOTAL COMMON STOCKS (Cost $47,153)		55,017

	Face Amount (000)
CORPORATE BOND (0.0%)
Media (0.0%)
Media Prima Bhd 2.00%, 7/18/08 (Cost $101)	MYR	100	25
SHORT-TERM INVESTMENT (1.5%)
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 1.60%, dated 9/30/04, due 10/1/04, repurchase price $857 (Cost $857)	$	(b)857	857
TOTAL INVESTMENTS + (99.7%) (Cost $48,111)			55,899
OTHER ASSETS LESS LIABILITIES (0.3%)			151
TOTAL NET ASSETS (100.0%)			56,050

Portfolio of Investments (cont’d)

(a)                                Non-income producing.

(b)                               The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

MYR                  Malaysian Ringgit

+                                       At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $48,111,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,788,000 of which $12,004,000 related to appreciated securities and $4,216,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004